Report Of The Directors Financial Review Risk Report - Movement in impaired loans by industry sector (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	$ 2,621,427
Financial assets, ending balance	2,880,751
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	1,036,743
Financial assets, ending balance	1,037,987
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	85,735
Financial assets, ending balance	88,639
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	2,350,116
Financial assets, ending balance	2,584,710
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	1,045,475
Financial assets, ending balance	1,052,477
– personal | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	434,271
Financial assets, ending balance	460,809
– corporate and commercial | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	540,499
Financial assets, ending balance	$ 527,088